Income Taxes Income Taxes - Schedule of Company's Current and Deferred Federal Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Current expense	$ 271,455	$ 29,778	$ 31,688
Deferred (benefit) expense	(65,212)	11,235	3,311
Total income tax expense	$ 206,243	$ 41,013	$ 34,999